<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 13th day of February, 2006
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 237
FORM 13F INFORMATION TABLE VALUE TOTAL: $620,328,333

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
A T I Technologies
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Amylin Pharmaceuticals
Anheuser Busch Company, Inc.
Apache Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
1941103
2824100
4930202
H01301102
18772103
20039103
02209S103
23608102
24937104
25816109
26874107
31162100
32346108
35229103
37411105

$11,114,430
$354,242
$1,028,729
$5,411,169
$349,920
$4,389,977
$313,292
$3,741,230
$327,936
$672,601
$246,493
$3,231,100
$11,436,435
$537,243
$687,790
$1,029,513


143,412
20,850
26,090
393,826
2,700
1,125,635
4,965
50,070
6,400
18,575
4,790
47,356
145,022
13,458
16,010
15,025

143,412
20,850
26,090
393,826
2,700
1,125,635
4,965
50,070
6,400
18,575
4,790
47,356
145,022
13,458
16,010
15,025



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
A T I Technologies
Abbott Labs
Activision, Inc.
Alcon, Inc.
Alliance One International
Alltell Corp.   (AT)
Altria Group, Inc.
Ameren Corp.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Amylin Pharmaceuticals
Anheuser Busch Company, Inc.
Apache Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

143,412
20,850
26,090
393,826
2,700
1,125,635
4,965
50,070
6,400
18,575
4,790
47,356
145,022
13,458
16,010
15,025

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Apollo Group Inc. CL A
Apple Computer
Arbor Realty Tr., Inc.
Arch Coal, Inc.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Bank of Granite Corp
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Advantage Term  BAT
Blackrock Broad Inv. 2009   BCT
Blackrock Core Bd. Trust    BHK

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

37604105
37833100
38923108
39380100
53015103
60505104
06423T102
62401104
06652V109
67901108
54937107
84670207
84670108
88606108
09247A101
09247Q106
09249E101


     $317,415
     $533,424
  $2,847,312
     $556,500
  $8,295,966
$24,324,327
  $4,038,407
     $604,010
     $245,388
     $222,960
  $4,194,227
$14,339,918
  $2,481,360
     $597,383
     $187,496
     $603,872
     $385,881


5,250
7,420
109,850
7,000
180,740
527,071
247,755
32,596
7,865
8,000
100,077
4,885
28
17,875
18,400
40,285
29,983


5,250
7,420
109,850
7,000
180,740
527,071
247,755
32,596
7,865
8,000
100,077
4,885
28
17,875
18,400
40,285
29,983










Apollo Group Inc. CL A
Apple Computer
Arbor Realty Tr., Inc.
Arch Coal, Inc.
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Bank of Granite Corp
Banner Corporation
Barrick Gold Corp.
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Advantage Term  BAT
Blackrock Broad Inv. 2009   BCT
Blackrock Core Bd. Trust    BHK

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


5,250
7,420
109,850
7,000
180,740
527,071
247,755
32,596
7,865
8,000
100,077
4,885
28
17,875
18,400
40,285
29,983


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Incm. Opportunity TR  BNA
Blackrock Income TR. Inc.    BKT
Blackrock Insd Mun Term   BMT
Blackrock Insd Muni 2008  BRM
Blackrock Invt. Qlty Muni     BKN
Blackrock Ltd. Duration  BLW
Blackrock Mini Bond TR      BBK
Blackrock Mun 2018 Fd.  BPK
Blackrock Muni Target Term   BMN
Blackrock N Y Insd 2008   BLN
Blackrock Pfd. Opportunity Tr   BPP
Blackrock Strat. Muni Tr    BSD
Blackrock Strategic Bond      BHD
BNP Residential Property, Inc.
Boardwalk Pipeline Partners
BP Amoco PLC ADR
Burlington Resources, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


92475102
09247F100
92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247M105
09247L107
09249V103
09248T109
09249G106
5564T103
96627104
55622104
122014103


   $555,930
$1,262,333
   $190,106
$1,278,927
   $867,255
   $609,941
   $226,016
   $463,743
$2,164,921
   $722,925
$2,378,255
   $845,002
   $233,748
   $364,282
   $233,740
$1,431,721
   $758,560


51,475
208,650
18,350
83,590
48,450
35,900
13,350
29,500
218,900
47,250
98,275
49,300
19,350
22,725
13,000
22,294
8,800


51,475
208,650
18,350
83,590
48,450
35,900
13,350
29,500
218,900
47,250
98,275
49,300
19,350
22,725
13,000
22,294
8,800









Blackrock Incm. Opportunity TR  BNA
Blackrock Income TR. Inc.    BKT
Blackrock Insd Mun Term   BMT
Blackrock Insd Muni 2008  BRM
Blackrock Invt. Qlty Muni     BKN
Blackrock Ltd. Duration  BLW
Blackrock Mini Bond TR      BBK
Blackrock Mun 2018 Fd.  BPK
Blackrock Muni Target Term   BMN
Blackrock N Y Insd 2008   BLN
Blackrock Pfd. Opportunity Tr   BPP
Blackrock Strat. Muni Tr    BSD
Blackrock Strategic Bond      BHD
BNP Residential Property, Inc.
Boardwalk Pipeline Partners
BP Amoco PLC ADR
Burlington Resources, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


51,475
208,650
18,350
83,590
48,450
35,900
13,350
29,500
218,900
47,250
98,275
49,300
19,350
22,725
13,000
22,294
8,800


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Cold Spring Capital Inc.
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


136385101
139793103
14040H105
14149Y108
156880106
166764100
170388102
172062101
172474108
17275R102
172967101
191216100
191891209
192865202
194162103
19419B100
203372107

  $1,051,944
  $2,014,519
$17,088,815
     $380,669
     $977,496
     $803,068
  $1,335,300
     $677,885
     $805,679
  $5,905,099
$11,808,700
  $1,233,868
  $1,005,000
     $380,250
  $5,427,408
     $905,250
     $576,725


21,200
131,239
197,787
5,537
24,100
14,146
30,000
15,172
18,975
344,924
243,328
30,609
30,000
65,000
98,950
75,000
28,650


21,200
131,239
197,787
5,537
24,100
14,146
30,000
15,172
18,975
344,924
243,328
30,609
30,000
65,000
98,950
75,000
28,650










Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Cold Spring Capital Inc.
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
CommScope, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


21,200
131,239
197,787
5,537
24,100
14,146
30,000
15,172
18,975
344,924
243,328
30,609
30,000
65,000
98,950
75,000
28,650


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Community Bancshares, Inc. SC

ConocoPhillips

Constellation Energy Group

Cooperative Bankshares, Inc.

Countrywide Financial

CT Communications, Inc.

CVS Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Digirad Corp.

Disney, Walt Company

Dominion Resources Inc. - VA

Duke Energy Corporation

Eaton Corp

Ebay, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


20343F190
20825C104
210371100
216844100
222372104
126426402
126650100
23331A109
24702R101
249030107
25179M103
253827109
254687106
25746U109
264399106
278058102
278642103

  $1,385,347
     $715,649
     $282,240
     $407,000
  $1,768,307
     $169,839
     $528,400
  $8,065,128
  $3,132,620
     $322,140
$11,734,380
       $90,752
  $4,064,606
     $229,670
  $1,342,195
     $311,834
  $3,197,200


81,491
12,301
4,900
20,000
51,720
13,990
20,000
225724
104,595
6,000
187,630
22,575
169,571
2,975
48,896
4,648
73,975


81,491
12,301
4,900
20,000
51,720
13,990
20,000
225724
104,595
6,000
187,630
22,575
169,571
2,975
48,896
4,648
73,975










Community Bancshares, Inc. SC
ConocoPhillips
Constellation Energy Group
Cooperative Bankshares, Inc.
Countrywide Financial
CT Communications, Inc.
CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Digirad Corp.
Disney, Walt Company
Dominion Resources Inc. - VA
Duke Energy Corporation
Eaton Corp
Ebay, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


81,491
12,301
4,900
20,000
51,720
13,990
20,000
225724
104,595
6,000
187,630
22,575
169,571
2,975
48,896
4,648
73,975



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









EMC Corp. MASS
Emerson Electric
Encana Corp.
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Faro Technologies, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


268648102
291011104
292505104
30064 109
302290101
302526108
306137100
311642102
31428X106
319963104
32054K103
33645S100
346091705
302695101
368710406
369550108
369604103



$167,512
$514,235
$307,088
$457,600
$3,381,153
$412,050
$8,675,971
$206,000
$206,780
$2,976,507
$1,101,100
$591,741
$1,854,699
$5,326,993
$925,000
$239,505
$18,822,284



12,299
6,884
6,800
40,000
60,195
25,125
1,174,015
10,300
2,000
69,205
28,600
15,993
40,700
667,543
10,000
2,100
537,012



12,299
6,884
6,800
40,000
60,195
25,125
1,174,015
10,300
2,000
69,205
28,600
15,993
40,700
667,543
10,000
2,100
537,012











EMC Corp. MASS
Emerson Electric
Encana Corp.
Exactech, Inc.
Exxon  Mobile Corporation
F N B Financial Services Corp.
Falconstor Software, Inc.
Faro Technologies, Inc.
Fedex Corporation
First Data Corporation
First INDL RLTY TR, Inc.
First State Bancorp
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,299
6,884
6,800
40,000
60,195
25,125
1,174,015
10,300
2,000
69,205
28,600
15,993
40,700
667,543
10,000
2,100
537,012



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Google, Inc. CL A
Guidant Corporation
Harbor Fund Intl. Fund
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
IAC / InteractiveCorp.
Inergy LP
Intel Corp
International Business Machines


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


Y2692M103
M52020100
37733W105
 38259P508
 401698105
 411511306
 412822108
 428236103
 431284108
 437076102
 442120101
 443510201
 443683107
 44919P102
 456615103
 458140100
 459200101



$1,438,448
$6,640,023
$399,852
$912,692
$643,486
$205,607
$245,865
$862,736
$3,436,902
$349,342
$850,080
$598,381
$7,748,207
$342,551
$220,405
$11,621,315
$1,267,524



38,835
254,407
7,921
2,200
9,938
4,169
4,775
30,134
120,805
8,630
16,100
13,262
639,291
12,100
8,500
465,598
15,420



38,835
254,407
7,921
2,200
9,938
4,169
4,775
30,134
120,805
8,630
16,100
13,262
639,291
12,100
8,500
465,598
15,420











General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Google, Inc. CL A
Guidant Corporation
Harbor Fund Intl. Fund
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
IAC / InteractiveCorp.
Inergy LP
Intel Corp
International Business Machines

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

38,835
254,407
7,921
2,200
9,938
4,169
4,775
30,134
120,805
8,630
16,100
13,262
639,291
12,100
8,500
465,598
15,420

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Ishares FTSE XINHUA
Ishares Lehman Treasury TIP
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Indx Fund  EZU
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific
Ishares MSCI Singapore
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD    IDU
Ishares TR Russell Mdcap Indx Fund
Jefferson Pilot Corp
Johnson & Johnson
Kellogg Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287184
464287176
464287465
464287234
464286608
464286871
464286848
464286665
464286673
464287556
464287341
464287325
464287697
464287499
475070108
478160104
487836108

$2,987,030
$380,434
$2,833,325
$3,360,560
$349,425
$306,666
$2,041,520
$493,350
$83,740
$540,680
$992,372
$381,060
$244,672
$235,652
$1,103,246
$14,842,208
$4,537,236

48,475
3,700
47,675
38,080
4,500
24,300
151,000
5,000
10,600
7,000
10,600
7,300
3,200
2,680
19,379
246,959
104,980

48,475
3,700
47,675
38,080
4,500
24,300
151,000
5,000
10,600
7,000
10,600
7,300
3,200
2,680
19,379
246,959
104,980









Ishares FTSE XINHUA
Ishares Lehman Treasury TIP
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Indx Fund  EZU
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific
Ishares MSCI Singapore
Ishares NASDAQ Biotech Indx Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares T DJ US UTL S FD IDU
Ishares TR Russell Midcap IndxFund
Jefferson Pilot Corp
Johnson & Johnson
Kellogg Company



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


48,475
3,700
47,675
38,080
4,500
24,300
151,000
5,000
10,600
7,000
10,600
7,300
3,200
2,680
19,379
246,959
104,980

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









KFX, Inc.
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lowes Companies Inc.
Massey Energy Co.
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


48245L107
494368103
494550106
49460W208
502424104
524660107
52729N100
532457108
548661107
576206106
G6052F103
580135101
585055106
589331107
590188108
591520200
592688105

$857,000
$232,635
$1,291,140
$5,650,294
$7,984,256
$1,592,689
$68,880
$336,711
$20,617,479
$833,140
$1,984,757
$2,212,650
$4,229,783
$2,876,992
$234,143
$179,460
$502,320

50,000
3,900
27,000
142,110
107,387
69,368
24,000
5,950
309,293
22,000
76,425
65,618
73,472
90,443
3,457
18,000
9,100

50,000
3,900
27,000
142,110
107,387
69,368
24,000
5,950
309,293
22,000
76,425
65,618
73,472
90,443
3,457
18,000
9,100









KFX, Inc.
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinetic Concepts, Inc.
L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lowes Companies Inc.
Massey Energy Co.
Max Re Capital Ltd.
McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


50,000
3,900
27,000
142,110
107,387
69,368
24,000
5,950
309,293
22,000
76,425
65,618
73,472
90,443
3,457
18,000
9,100

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Micro Therapeutics, Inc. New
Microsoft Corporation
Nabors Industries Ltd.
Newell Rubbermaid, Inc.
Nokia Corp.
NovaGold Resources, Inc.
Novogen Limited Sponsored ADR
Nuveen Conn Prem.Inc.Muni Fund NTC
Nuveen CT DivAdMuniFdCTFd 2 NGK
Nuveen CT Div Ad Muni Fd CT NGO
Nuveen Divid Ad Mun Fd. 2 NXZ
Nuveen Muni Advantage Fund NMA
Nuveen NC Div AD Muni Fund NC NII
Nuveen NC Div AD Muni Fnd NCNNO
Nuveen Perform Plus Muni Fnd Inc NPP
Nuveen Quality Pfd Incm Fd  JTP
Nuveen Real Estate Inc. Fund  JRS


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


59500W100
594918104
G6359F103
651229106
654902204
66987E206
67010F103
67060D107
67071R103
67069T103
67070F100
67062H106
67072D103
67071D104
67062P108
67071S101
67071B108

$87,339
$16,773,790
$318,150
$234,970
$6,137,436
$10,795,876
$4,402,591
$178,800
$257,088
$261,220
$181,170
$215,320
$748,000
$688,350
$177,870
$407,960
$774,613

12,603
641,445
4,200
9,881
335,379
1,186,360
242,300
12,000
15,600
18,500
11,000
14,000
54,400
44,125
12,100
32,900
38,750

12,603
641,445
4,200
9,881
335,379
1,186,360
242,300
12,000
15,600
18,500
11,000
14,000
54,400
44,125
12,100
32,900
38,750









Micro Therapeutics, Inc. New

Microsoft Corporation

Nabors Industries Ltd.

Newell Rubbermaid, Inc.

Nokia Corp.

NovaGold Resources, Inc.

Novogen Limited Sponsored ADR

Nuveen CT Prem. Inc. Muni. Fund NTC

Nuveen CT Div AdMuni FdCTFd2NGK

Nuveen CT Div Ad Muni Fd CT NGO

Nuveen Divid Ad Mun Fd. 2 NXZ

Nuveen Muni Advantage Fund NMA

Nuveen NC Div AD Muni Fund NC NII

Nuveen NC Div AD Muni Fnd NC NNO

Nuveen Perf Plus Muni Fund, Inc. NPP

Nuveen Quality Pfd Incm Fd  JTP

Nuveen Real Estate Inc. Fund  JRS




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


12,603

641,445

4,200

9,881

335,379

1,186,360

242,300

12,000

15,600

18,500

11,000

14,000

54,400

44,125

12,100

32,900

38,750


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Oil Service Holders Dep. RCPT
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Pepsico, Inc.
Permian Basin Realty Trust
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Remington Oil & Gas Corporation
Republic Property Trust


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


678002106
679580100
680223104
713448108
714236106
71646E 100
716495106
717081103
69331C108
723787107
731068102
742718109
743263105
743859100
758940100
759594302
760737106

$1,076,382
$212,310
$717,896
$21,651,732
$2,828,280
$2,537,891
$1,949,950
$8,112,182
$241,280
$1,352,246
$602,400
$13,596,087
$273,885
$1,146,863
$326,775
$3,345,225
$1,830,000

8,357
7,875
27,338
366,482
182,000
30,965
147,500
347,864
6,500
26,375
12,000
234,901
6,236
33,961
9,566
91,650
152,500

8,357
7,875
27,338
366,482
182,000
30,965
147,500
347,864
6,500
26,375
12,000
234,901
6,236
33,961
9,566
91,650
152,500









Oil Service Holders Dep. RCPT
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Pepsico, Inc.
Permian Basin Realty Trust
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
PG&E Corp.
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Regions Financial Corp.
Remington Oil & Gas Corporation
Republic Property Trust



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,357
7,875
27,338
366,482
182,000
30,965
147,500
347,864
6,500
26,375
12,000
234,901
6,236
33,961
9,566
91,650
152,500

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Republic Services, Inc.
Sara Lee Corporation
Security Bank Corp.
ServiceMaster Co.
Shellbridge Oil & Gas
Sirius Satellite Radio
Sonoco Products
Southcoast Financial Corp.
Southern Community Financial
Southern Community Financial
Southwest Bancorp, Inc.
Sprint Nextel Corp.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


760759100
803111103
814047106
81760N109
822729109
82966U103
835495102
84129R100
842632101
842632101
844767103
852061100
855244109
858912108
867914103
78486Q101
871829107

$225,300
$281,270
$1,665,212
$4,075,643
$195,574
$140,700
$3,969,911
$1,205,000
$812,259
$1,882,094
$220,000
$325,942
$1,080,360
$588,800
$2,774,484
$234,200
$15,695,716

6,000
14,882
71,499
341,058
160,900
21,000
135,031
50,000
90,251
185,428
11,000
13,953
36,000
10,000
38,132
5,000
505,498

6,000
14,882
71,499
341,058
160,900
21,000
135,031
50,000
90,251
185,428
11,000
13,953
36,000
10,000
38,132
5,000
505,498









Republic Services, Inc.
Sara Lee Corporation
Security Bank Corp.
ServiceMaster Co.
Shellbridge Oil & Gas
Sirius Satellite Radio
Sonoco Products
Southcoast Financial Corp.
Southern Community Financial
Southern Community Financial
Southwest Bancorp, Inc.
Sprint Nextel Corp.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


6,000
14,882
71,499
341,058
160,900
21,000
135,031
50,000
90,251
185,428
11,000
13,953
36,000
10,000
38,132
5,000
505,498

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toreador Res. Corp,
Tortoise North American Energy
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
TriStone Community Bank
Ultra Petroleum Corp.
Unifirst Corporation - Mass
United Health Group, Inc.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

87612E106
872275102
882508104
883623209
887315109
891050106
89147T103
892331307
895925105
896047107
89676R106
903914109
904708104
91324P102
911312106
91529Y106
902973304

$508,363
$564,186
$362,391
$1,736,955
$6,711,732
$242,305
$510,000
$6,646,509
$15,749,608
$1,184,225
$1,104,150
$2,319,885
$640,847
$5,558,112
$315,630
$227,500
$2,487,266

9,248
20,788
11,300
359,618
384,847
11,500
24,000
63,530
358,027
39,135
86,600
41,575
20,606
89,445
4,200
10,000
83,214

9,248
20,788
11,300
359,618
384,847
11,500
24,000
63,530
358,027
39,135
86,600
41,575
20,606
89,445
4,200
10,000
83,214





















Target Corporation

TCF Financial Corp

Texas Instruments

Thermogenesis Corp.

Time Warner

Toreador Res. Corp,

Tortoise North American Energy

Toyota Motor CP ADR

Triad Guaranty Inc.

Tribune Co

TriStone Community Bank

Ultra Petroleum Corp.

Unifirst Corporation - Mass

United Health Group, Inc.

United Parcel Service CL B

Unumprovident Corp.

US Bancorp Del


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

9,248
20,788
11,300
359,618
384,847
11,500
24,000
63,530
358,027
39,135
86,600
41,575
20,606
89,445
4,200
10,000
83,214

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Valero Energy Corp.
Vanguard Growth Vipers
Vanguard Intl Eqty Index Fd. VPL
Vanguard Intl Eqty Index Fd. VWO
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Whole Foods Market, Inc.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

91913Y100
922908736
922042858
922042866
918204108
929903102
931422109
931142103
938824109
939322103
94846M102
94973V107
949746101
966837106
983024100
98385X106
988498101

$516,000
$428,000
$304,450
$401,808
$1,535,298
$7,497,236
$12,956,315
$8,917,646
$240,751
$240,338
$241,821
$5,961,270
$624,028
$340,516
$1,503,402
$5,876,799
$351,131

10,000
8,000
5,000
6,600
27,743
141,832
292,732
190,548
10,472
5,525
29,100
74,712
9,932
4,400
32,633
133,746
7,490

10,000
8,000
5,000
6,600
27,743
141,832
292,732
190,548
10,472
5,525
29,100
74,712
9,932
4,400
32,633
133,746
7,490


Grand Total 12/31/05





620,328,333











Valero Energy Corp.
Vanguard Growth Vipers
Vanguard Intl. Equity Index Fd. VPL
Vanguard Intl. Eqty Index Fd. VWO
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Washington Federal, Inc.
Washington Mutual, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Whole Foods Market, Inc.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

10,000
8,000
5,000
6,600
27,743
141,832
292,732
190,548
10,472
5,525
29,100
74,712
9,932
4,400
32,633
133,746
7,490

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0













